Derivative Instruments and Repurchase Agreements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Derivative [Line Items]
Derivative Instruments and Repurchase Agreements	DERIVATIVE INSTRUMENTS AND REPURCHASE AGREEMENTS
Derivative instruments are permitted in the Plan’s Separate Account portfolios only to the extent that they comply with all of the Plan’s policy guidelines and are consistent with the Plan’s risk and return objectives. In addition, derivative instruments may be used only if they are deemed to be more attractive than a similar direct investment in the underlying cash market, or if the investment vehicle is being used to manage the risk of the portfolio. Any use of derivative instruments may not result in exposure of the Plan to investment sectors that are otherwise prohibited under the investment guidelines.

The investment guidelines established with each Separate Account manager for the Plan set forth the guidelines for the commitments that an investment manager may make with respect to derivative instruments. Within the scope of the investment guidelines, the Plan may be invested in futures, options, swaps, and forwards.

Market risk arises from adverse changes in the fair value of these contracts.

Futures and options — The Plan held certain fixed income future and option contracts, and cash and cash equivalents in Separate Accounts at December 31, 2025 and 2024. When the investment manager purchases or writes an option, an amount equal to the premium paid or received by the Plan is recorded as an asset or liability and is subsequently adjusted to the current market value of the option written or purchased. The fair value of these investments at December 31, 2025 and 2024 was not significant and the changes in fair value are accounted for as part of Net appreciation/depreciation in fair value of investments in the Statement of changes in net assets available for benefits.

Swaps — At December 31, 2025 and 2024, the investment assets held by the Plan included positions in interest rate swaps, credit default swaps, overnight index swaps, and inflation swaps. Under the investment managers’ standard International Swap and Derivatives Association agreements, counterparty risk is limited by provisions which allow for the mutual exchange of collateral when a swap’s net exposure exceeds a contractually agreed threshold. Further, the investment managers are instructed to restrict trading to only those counterparties with the largest capitalization and highest credit ratings in the industry. Investment manager policy is to execute swaps only with counterparties whose credit rating is A-/A3 or better, unless otherwise approved by the Plan. These assets were held in Separate Accounts at December 31, 2025 and 2024. The fair value of these investments at December 31, 2025 and 2024 was not significant and the changes in fair value are accounted for as part of Net appreciation/depreciation in fair value of investments in the Statement of changes in net assets available for benefits.

Forwards — The Plan may enter into forward foreign currency contracts in order to hedge certain foreign currency denominated investments. Forward foreign currency commitments are generally entered into with counterparties of high credit quality; therefore, the risk of nonperformance by the counterparties is considered negligible. Additionally, the Plan’s investment guidelines require that the forward foreign currency contracts be restricted in their application and used for economic hedging purposes. The Plan held positions in forward foreign currency contracts in Separate Accounts at December 31, 2025 and 2024. The fair value of these investments at December 31, 2025 and 2024 was not significant and the changes in fair value are accounted for as part of Net appreciation/depreciation in fair value of investments in the Statement of changes in net assets available for benefits.

Securities sold under agreements to repurchase (“repurchase agreements”) — The Plan held positions in repurchase agreements in Separate Accounts at December 31, 2025. The changes in fair value are accounted for as part of Net appreciation/depreciation in fair value of investments in the Statement of changes in net assets available for benefits.